Derivatives and hedge accounting - Notional amounts of hedging instruments (Details) - LIBOR indexed fair value and cash flow hedges - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	41,020	45,496
Great-Britain Pound [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	1,500	2,184
JPY [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	410	2,922
CHF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount	315	313